Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental payments are as follows for the year ending December 31, 2014:

Year ending	Future minimum rental payments
2014 (payment in arrears)	$32,386
2015	$172,428
2016	$172,428
2017	$46,707
2018	$4,800
2019 & Thereafter	$4,000